Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013
Consolidated Statements of Operations [Abstract]
REVENUE	$ 3,801		$ 14,837
COST OF GOODS SOLD	2,473		9,605
GROSS PROFIT	1,328		5,232
EXPENSES
General and administrative expense	230,690	178,550	697,775	355,731	483,864	51,275	535,239
LOSS FROM OPERATIONS	(229,362)	(178,550)	(692,543)	(355,731)	(483,864)	(51,275)	(535,239)
OTHER EXPENSE
Interest expense	(95,108)	(8,239)	(131,614)	(8,239)	(33,507)		(33,507)
Net loss	$ (324,470)	$ (186,789)	$ (824,157)	$ (363,970)	$ (517,371)	$ (51,275)	$ (568,746)
Net loss per common share - basic and diluted	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ 0.0
Weighted average number of common shares outstanding - basic and diluted	63,115,169	62,250,000	62,532,051	62,250,000	62,250,000	56,217,215